INVESTMENTS IN AFFILIATES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 10, 2012
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 168,610	$ 0
Share of loss	$ (16,879)
Yisheng
Schedule of Equity Method Investments [Line Items]
Equity interest of equity method investment	20.00%			20.00%
Carrying value of equity method investments	$ 0	0
Share of loss	$ 0	$ 0	$ 0